Income taxes Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Non-capital losses	CAD 16,443	CAD 31,151
Deferred financing costs	1,027	1,135
Billings in excess of costs on uncompleted contracts	123	0
Capital lease obligations	16,860	16,148
Deferred lease inducements	39	64
Stock-based compensation	1,619	1,666
Other	636	481
Deferred tax assets, gross	36,747	50,645
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	3,689	9,538
Assets held for sale	49	6,466
Accounts receivable – holdbacks	0	3,084
Property, plant and equipment	59,472	58,134
Deferred Tax Liabilities, Gross	63,210	77,222
Net deferred income tax liability	(26,463)	(26,577)
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax asset	15,845	35,556
Deferred tax liability	CAD (42,308)	CAD (62,133)